Corporate Information (Details)	1 Months Ended		12 Months Ended
	Mar. 01, 2017 PEN (S/) shares	Sep. 30, 2016	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Oct. 05, 2018 USD ($)	Dec. 31, 2016 PEN (S/)
Corporate Information (Details) [Line Items]
Percentage of holding interests in subsidiary			100.00%
Disbursement to acquire certain assets (in Dollars) | $						$ 12,335,000
Description of shares received upon spin-off		The spin-off contemplated that for each common and investment share of Cementos Pacasmayo S.A.A., the shareholders would receive approximately 0.20 common shares of Fossal S.A.A. and approximately 0.80 common shares of Cementos Pacasmayo S.A.A.
Decrease in retained earnings for change in accounting policy			S/ 13,000
Additional paid-in capital			432,779,000	S/ 432,779,000			S/ 545,165,000
Other Reserve			168,636,000	168,356,000
Net loss discontinued operations					S/ (754,000)
Impairment on the assets					47,582,000
Deferred tax liability (asset) of impairment on brine project					10,150,000
Contribution of non-controlling interest			S/ 491,000	S/ 1,405,000
Impairment on Brine Project [Member]
Corporate Information (Details) [Line Items]
Impairment on the assets					47,582,000
Equity holders of the parent					S/ 25,444,000
Non- controlling interests					11,988,000
Inversiones ASPI S.A. [Member]
Corporate Information (Details) [Line Items]
Percentage of holding interests in subsidiary			50.01%	50.01%
Subsidiaries [member]
Corporate Information (Details) [Line Items]
Percentage of holding interests in subsidiary			100.00%	100.00%
Fosfatos del Pacífico S.A. [Member]
Corporate Information (Details) [Line Items]
Decrease in retained earnings for change in accounting policy	S/ 107,593,000
Capital stock	10,224,000
Additional paid-in capital	118,569,000
Other Reserve	36,957,000
Non-controlling interest	S/ 100,357,000
Net loss discontinued operations					S/ 754,000
Treasury shares [member] | Fosfatos del Pacífico S.A. [Member]
Corporate Information (Details) [Line Items]
(in Shares) | shares	9,148,373
Available-for-sale investments	S/ 21,206,000
Credit to equity	23,459,000
Deferred income tax asset	S/ 2,253,000
Quimpac S.A. [Member] | Salmueras Sudamericanas S.A. [Member]
Corporate Information (Details) [Line Items]
Percentage of holding interests in subsidiary					25.10%